ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ACCOUNTING POLICIES

2.	ACCOUNTING POLICIES

Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Investments in companies over which the Company has the ability to exercise significant influence, but does not control, are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share of results of associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: the fair value of the Company used in the goodwill impairment test, vessels and obligations under finance leases, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of our newbuildings and the lives of our vessels. Actual results could differ from those estimates.

Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the expected revenues earned by vessels held under finance lease and the operating costs (including drydocking costs) of those vessels, the expected contingent rental expense, if applicable, to be included in obligations under finance lease, the discount rate used in cash flow based valuations, the market assumptions used when valuing acquired time charter contracts and the value of contingent claims. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The fair value of vessels acquired are valued based on valuations from ship broker companies. The brokers assess each vessel based on, among others, age, yard, deadweight capacity and compare this to market transactions. Time charter contracts acquired are fair valued using an 'excess earnings' technique whereby the terms of the contract are assessed relative to current market conditions and they are recorded at the sum of the incremental or decremental cash flows arising over the life of the contracts.

Principles of consolidation
The consolidated financial statements include the accounts for us and our wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated on consolidation. The operating results of acquired companies are included in our Consolidated Statement of Operations from the date of acquisition.

For investments in which we own 20% to 50% of the voting shares and have significant influence over the operating and financial policies, the equity method of accounting is used. Accordingly, our share of the earnings and losses of these companies are included in the share of results from associated company and gain on equity interest in the accompanying Consolidated Statements of Operations.

Foreign currency translation
Our functional currency is the U.S. dollar. Exchange gains and losses on translation of our net equity investments in subsidiaries are reported as a separate component of accumulated other comprehensive loss in shareholders’ equity. Foreign currency transaction gains and losses are recorded in the Consolidated Statement of Operations.

Cash and cash equivalents
For the purposes of the Consolidated Balance Sheet and the Consolidated Statement of Cash Flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash
Restricted cash consists of cash, which may only be used for certain purposes and is held under a contractual arrangement.

Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. In 2018, the Company adopted the targeted improvements to ASC 825-10 Recognition and Measurement of Financial Assets and Liabilities. The Company adopted the new guidance using the modified retrospective method, with no changes recognized in the prior year comparatives and a cumulative catch up adjustment recognized in the opening retained deficit. As a result of the adoption of this guidance the Company records the movement in the fair value of Marketable Securities in the Consolidated Statement of Operations.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment, excluding vessel upgrades, is depreciated over its estimated remaining useful life, which approximates five years. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of vessel upgrades in relation to EGCS and BWTS are included within "other long-term assets", until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment, net".

Vessels and equipment under finance lease
The Company classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:
•The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
•The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
•The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.
•The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.
•The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When none of these criteria are met the Company classifies the lease as an operating lease.

At the commencement date, Frontline shall recognize a lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and a right-of-use asset. The right-of-use asset shall consist of all of the lease liability, any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, and any initial direct costs incurred by the lessee. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the balance outstanding. The interest element of the finance cost is charged to the Consolidated Statement of Operations over the lease period.

Two (2019: three) of the Company's finance leases were acquired as a result of the Merger and contain a profit share (contingent rental expense), which was reflected in the fair valuation of the obligations under finance lease at the date of the Merger. Any variations in the estimated profit share expense as compared to actual profit share expense incurred is accounted for as contingent rental income or expense and is recorded in the Consolidated Statement of Operations in the period in which it becomes realizable.

Depreciation of vessels and equipment under finance lease is included within "Depreciation" in the Consolidated Statement of Operations. Vessels and equipment under finance lease are depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset, the Company depreciates the right-of-use asset to the end of the useful life of the underlying asset.

Upon termination of a finance lease, any remaining assets and obligations related to the vessel are written off to the Statement of Operations. The net position, including any termination payments, are presented in Other operating gains (losses).

Vessels and equipment under operating lease
The Company as lessee currently has two major categories of operating leases: chartered-in vessels and leased office and other space. The Company recognizes right-of-use assets and corresponding lease liabilities for its operating leases.
The Company has not elected the practical expedient to not separate lease and non-lease components for all of our leases where we are the lessee. ASC 842 also allows lessees to elect as an accounting policy not to apply the provisions of ASC 842 to short-term leases (i.e., leases with an original term of 12-months or less). Instead, a lessee may recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The accounting policy election for short-term leases shall be made by class of underlying asset to which the right of use relates. The Company has elected not to apply the provisions of ASC 842 to short-term leases.

Where the Company is lessee, operating lease expense is recognized on a straight-line basis over the lease term.

In determining the appropriate discount rate to use in calculating the present value of the Company’s contractual lease payments, the Company makes significant judgments and assumptions to estimate the incremental borrowing rate, or IBR, as the rate implicit in the Company’s leases cannot be readily determined. The incremental borrowing rate is defined as the rate of interest that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and amount equal to the lease payments in a similar economic environment.

The Company makes significant judgments and assumptions to separate lease components from non-lease components of our contracts. For purposes of determining the standalone selling price of the vessel lease and non-lease components of the Company’s time charters and voyage charters, the Company uses the residual approach given that vessel rates are highly variable depending on shipping market conditions. The Company believes that the standalone transaction price attributable to the non-lease component is more readily determinable than the price of the lease component and, accordingly, the price of the service components is estimated using cost plus a margin and the residual transaction price is attributed to the lease component.

Newbuildings
The carrying value of the vessels under construction, or newbuildings, represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Goodwill and impairment of goodwill
Goodwill arising from a business combination, being the value of purchase consideration in excess of amounts allocable to identifiable assets and liabilities is not amortized and is subject to annual review for impairment or more frequently should indications of impairment arise. For purposes of performing the impairment test of goodwill, we have established that the Company has one reporting unit: tankers.

The Company adopted ASU 2017-04 (ASC 350 Intangibles - Goodwill) at January 1, 2020, which simplified the test for goodwill impairment. Subsequent to the adoption of the accounting update, impairment of goodwill in excess of amounts allocable to identifiable assets and liabilities is determined using a one-step approach, based on a comparison of the fair value of the reporting unit to the book value of its net assets; if the fair value of the reporting unit is lower than the book value of its net assets, then an impairment loss is recognized for the difference. Prior to the adoption of this codification, impairment of goodwill in excess of amounts allocable to identifiable assets and liabilities was determined using a two-step approach, initially based on a comparison of the fair value of the reporting unit to the book value of its net assets; if the fair value of the reporting unit was lower than the book value of its net assets, then the second step compared the implied fair value of the Company's goodwill with its carrying value to measure the amount of the impairment. We estimate the fair value of the Company based on its market capitalization plus a control premium and compare this to the carrying value of its net assets. Control premium assumptions require judgment and actual results may differ from assumed or estimated amounts.

The Company has selected September 30 as its annual goodwill impairment testing date. Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate, or the capitalization rate, to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.
If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Impairment of long-lived assets
The carrying values of long-lived assets held and used by the Company and newbuildings are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates, depressed secondhand tanker values and issues at the shipyard. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. In developing estimates of future cash flows, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, drydocking requirements, residual values, the estimated remaining useful lives of the vessels and the probability of lease terminations. These assumptions are based on historical trends as well as future expectations. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Debt modifications are accounted for prospectively and any applicable new loan costs are deferred and amortized together with the existing unamortized deferred charges as of the date of the modification. Unamortized deferred charges related to debt extinguishments are written off as of the date of the extinguishment. The Company has recorded debt issuance costs (i.e. deferred charges) as a direct deduction from the carrying amount of the related debt.

Trade accounts receivable
Trade and other receivables are presented net of allowances for credit losses and doubtful amounts. The Company assesses allowances for its estimate of expected credit losses based on historical experience, other currently available evidence, and reasonable and supportable forecasts about the future, including the use of credit default ratings from third party providers of credit rating data. The Company assesses credit risk in relation to its non-operating lease receivables using a portfolio approach. The Company's main portfolio segments include (i) state-owned enterprises, (ii) oil majors, (iii) commodities traders and (iv) related parties. In addition, the Company performs individual assessments for customers that do not share risk characteristics with other customers (for example a customer under bankruptcy or a customer with known disputes or collectability issues). The Company makes significant judgements and assumptions to estimate its expected losses.

Revenue and expense recognition
The Company recognizes revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled for those goods or services. To do so, the Company performs the following five steps: (1) identifies the contract(s) with a customer; (2) identifies the performance obligations of the contract; (3) determines the transaction price; (4) allocates the transaction price to the performance obligations in the contract; and (5) recognizes revenue when (or as) the Company satisfies a performance obligation.
Our shipping revenues are primarily generated from time charters and voyage charters. In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, and canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. Time charter contracts, bareboat charter contracts and the lease component in those voyage charter contracts which we consider to be leases were accounted for under ASC 840 Leases up until December 31, 2018 and under ASC 842 Leases thereafter, and revenues are recorded over the term of the charter as a service is provided. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

Certain of our voyage charter contracts contain a lease. Voyage charters contain a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. Voyage charter revenues and expenses are recognized ratably over the estimated length of each voyage, which the Company has assessed commence on loading of the cargo. The new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we have elected this expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus not separate the non-lease component, or service element, from the lease. Furthermore, the standard requires the Company to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance the Company has assessed that the lease components were the predominant component for all of its time charter contracts. Furthermore, for certain of its voyage charter contracts the lease components were the predominant components.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue, as such, demurrage is considered variable consideration under the contract. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimates are reviewed and updated over the term of the voyage charter contract. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

Voyage and other contracts not qualifying as leases are accounted for under the provisions of ASC 606. The Company has determined that its voyage charter contracts that qualify for accounting under ASC 606 consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as "Voyages in progress" as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized as "Trade accounts receivable, net".

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period. Costs incurred during the performance of a voyage are expensed as incurred.
For our vessels operating under revenue sharing agreements, or in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants on a time charter equivalent income, or TCE, basis in accordance with an agreed-upon formula. Revenues generated through revenue sharing agreements are presented gross when we are considered the principal under the charter parties with the net income allocated under the revenue sharing agreement presented as other operating income, net. For revenue sharing agreements that meet the definition of a lease, we account for such contracts as variable rate operating leases and recognize revenue for the applicable period based on the actual net revenue distributed by the pool.

Rental payments from the Company's sales-type lease are allocated between lease service revenue, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Other income primarily comprises income earned from the commercial and technical management of related party and third party vessels and newbuilding supervision fees derived from related parties and third parties. Other revenues are recognized over time on a straight line basis using the accruals method as the services are provided and performance obligations are met.

Other operating gains (losses)
Other operating gains (losses) relate to (i) gains and losses on the termination of finance leases before the expiration of the lease term, which are accounted for by removing the carrying value of the asset and obligation, with a gain or loss recognized for the difference. Gains and losses on the termination of leases are accounted for when the lease is terminated and the vessel is redelivered to the owners, (ii) gains and losses on the sale of vessels, which are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel, (iii) gains and losses on the sale of subsidiary companies, which are recognized when the Company ceases to have a controlling financial interest of the subsidiary, (iv) gains or losses from pooling and other revenue sharing arrangements where the Company is considered the principal under the charter parties and records voyage revenues and costs gross, with the adjustments required as a result of the revenue sharing arrangement being recognized as other operating gains or losses and (v) cash inflows in relation to settlements of claims.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Contingent rental income (expense)
Contingent rental income (expense) results from the Company's finance leases acquired as a result of the Merger. Any variations in the estimated profit share expense that was included in the fair valuation of these lease obligations on the date of the Merger as compared to actual profit share expense incurred is accounted for as contingent rental income (expense). Any contingent rental expense on operating leases is recorded as charter hire expense. When a lease is terminated, the estimated profit share included with the lease obligation, as calculated at the time of the Merger, is written off to other operating gains or losses in the Consolidated Statement of Operations.

Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives
Interest rate and bunker swaps
The Company enters into interest rate and bunker swap transactions from time to time to hedge a portion of its exposure to floating interest rates and movements in bunker prices. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without an exchange of underlying principal. The fair values of the interest rate and bunker swap contracts are recognized as assets or liabilities. None of the interest rate and bunker swaps qualify for hedge accounting and changes in fair values are recognized in 'gain (loss) on derivatives' in the Consolidated Statement of Operations. Cash outflows and inflows resulting from derivative contracts are presented as cash flows from operations in the Consolidated Statement of Cash Flows.

Earnings per share
Basic earnings per share is computed based on the income available to ordinary shareholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments. ASC 260 defines issued shares that are held in escrow and all or part must be returned if specified conditions are not met as "contingently returnable" and as such are omitted from the calculation of basic earnings per share. Such shares are included in diluted earnings per share.

Share-based compensation
The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation", under which the fair value of issued stock options is expensed over the period in which the options vest.